Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Activities
Net loss	$ (20,048)	$ (26,332)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of interest from convertible notes	3,068	4,380
Gain on forgiveness of debt	(1,306)	(142)
Provision for bad debt expense	1,307	11
Impairment of goodwill and other intangible assets		16,699
Equity-based compensation	6,481	211
Loss on disposal of property and equipment		43
Right-of-use asset amortization	3,125	2,899
Foreign currency remeasurement	1,936	(3,597)
Deferred income tax provision	(242)	1,398
Obligations for contingent purchase price	(1,464)	(6,240)
Embedded derivative liabilities	(4,406)
Warrant liability	(4,694)
Gain on divestiture, net of cash retained		(1,302)
Amortization of debt issue costs	3,521	925
Depreciation and amortization	6,984	6,959
Changes in assets and liabilities:
Accounts receivable	(10,253)	16,866
Prepaid expenses and other assets	(4,729)	(1,393)
Accounts payable	3,657	(3,380)
Accrued liabilities	(5,079)	(3,697)
Deferred revenues	(271)	(1,103)
Other current tax assets and taxes payable	2,356	2,296
Income taxes payable	(29)	(3,729)
Lease liabilities	(3,137)	(2,838)
Net cash used in operating activities	(23,223)	(1,066)
Investing activities
Purchase of property and equipment	(916)	(1,585)
Net cash used in investing activities	(916)	(1,585)
Financing activities
Proceeds from loans	24,524	13,370
Payments of debt issuance costs	(1,453)
Repayments of borrowings	(61,655)	(2,450)
Payments of PIPE transaction cost	(13,033)
Proceeds from PIPE Investors	27,600
Proceeds from follow-on public offering	24,925
Share issuance transaction costs	(3,106)
Payments of contingent consideration		(4,314)
Proceeds from capital contribution	25,749
Net cash provided by financing activities	23,551	6,606
Effect of exchange rates on cash	(204)	(889)
Increase (decrease) in cash and cash equivalents	(792)	3,066
Cash, cash equivalents and restricted cash at beginning of the year	9,432	6,366
Cash, cash equivalents and restricted cash at end of the year	8,640	9,432
Amount of restricted cash at end of period	$ 177	$ 176